Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments And Contingencies
Commitments And Contingencies
11. Commitments and Contingencies

Suppliers

The Company entered into an agreement in December 2003, and amended in June 2005, with a fiber supplier ("FS"), a manufacturer of medical and technical membranes for applications like dialysis, to continue to produce the fiber for the OLpur MDHDF filter series.  Pursuant to the agreement, FS is the Company's exclusive provider of the fiber for the OLpur MDHDF filter series in the European Union as well as certain other territories.  On January 18, 2010, the FS notified the Company that it exercised its right to terminate the supply agreement.  Termination of the supply agreement was effective on July 18, 2010.  The Company has not renewed the fiber supply agreement and, as a result of the License Agreement disclosed in Footnote 12. Subsequent Events, there is not a current need to renew the fiber supply agreement.

Note 10 — Commitments and Contingencies

Manufacturing and Suppliers

The Company does not intend to manufacture any of its products or components. The Company has entered into an agreement dated May 12, 2003, and amended on March 22, 2005 with a contract manufacturer ("CM"), a developer and manufacturer of medical products, to assemble and produce the Company's OLpur MD190, MD220 or other filter products at the Company's option. The agreement requires the Company to purchase from CM the OLpur MD190s and MD220s or other filter products that the Company directly markets in Europe, or are marketed by our distributor. In addition, CM will be given first consideration in good faith for the manufacture of OLpur MD190s, MD220s or other filter products that the Company does not directly market. No less than semiannually, CM will provide a report to representatives of both parties to the agreement detailing any technical know-how that CM has developed that would permit them to manufacture the filter products less expensively and both parties will jointly determine the actions to be taken with respect to these findings. If the fiber wastage with respect to the filter products manufactured in any given year exceeds 5%, then CM will reimburse the Company up to half of the cost of the quantity of fiber represented by excess wastage. CM will manufacture the OLpur MD190 or other filter products in accordance with the quality standards outlined in the agreement. Upon recall of any OLpur MD190 or other filter product due to CM having manufactured one or more products that fail to conform to the required specifications or having failed to manufacture one or more products in accordance with any applicable laws, CM will be responsible for the cost of recall. The agreement also requires that the Company maintain certain minimum product-liability insurance coverage and that the Company indemnify CM against certain liabilities arising out of the Company's products that they manufacture, providing they do not arise out of CM's breach of the agreement, negligence or willful misconduct. The term of the agreement is through May 12, 2010, with successive automatic one-year renewal terms, until either party gives the other notice that it does not wish to renew at least 90 days prior to the end of the term. The agreement may be terminated prior to the end of the term by either party upon the occurrence of certain insolvency-related events or breaches by the other party. Although the Company has no separate agreement with respect to such activities, CM has also been manufacturing the Company's DSU in limited quantities.

The Company entered into an agreement in December 2003, and amended in June 2005, with a fiber supplier ("FS"), a manufacturer of medical and technical membranes for applications like dialysis, to continue to produce the fiber for the OLpur MDHDF filter series.  Pursuant to the agreement, FS is the Company's exclusive provider of the fiber for the OLpur MDHDF filter series in the European Union as well as certain other territories.  On January 18, 2010 the FS notified the Company that they are exercising their right to terminate the supply agreement.  Termination of the supply agreement was effective on July 18, 2010.  The FS has continued to sell fiber to the Company while negotiations on terms of a new supply agreement have continued.

Contractual Obligations

At December 31, 2010, the Company had an operating lease that will expire on November 30, 2011 for the rental of its U.S. office and research and development facilities. The term of the rental agreement is for three years commencing December 2008 with a monthly cost of approximately $7,423.

At December 31, 2010, the Company had an operating lease with a six month term expiring on July 1, 2011 and is renewable for six month terms with a two month notice to discontinue. The monthly cost is 500 Euro (approximately $700).

Rent expense for the years ended December 31, 2010 and 2009 totaled $101,000 and $111,000, respectively.

Contractual Obligations and Commercial Commitments

The following tables summarize our approximate minimum contractual obligations and commercial commitments as of December 31, 2010:

	Payments Due in Period
	Total	Within 1 Year	Years 1 – 3	Years 3 – 5	More than 5 Years

Leases	$87,000	$87,000	$—	$—	$—
Employment Contracts	49,000	49,000
Total	$136,000	$136,000	$—	$—	$—